Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Key Management Personnel Compensation	Key management personnel compensation

	Year ended December 31,
	2023	2022
Short-term employee benefits	$4,020	$6,360
Termination benefits	—	15,902
Share-based compensation	3,044	639
Total	$7,064	$22,901